Pension and Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified		3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 29, 2014 Postretirement [Member]	Jun. 29, 2014 Successor [Member]	Jun. 29, 2014 Successor [Member]	Dec. 29, 2013 Successor [Member] Pension [Member]	Jun. 29, 2014 Successor [Member] Pension [Member]	Jun. 29, 2014 Successor [Member] Pension [Member]	Dec. 29, 2013 Successor [Member] Postretirement [Member]	Jun. 29, 2014 Successor [Member] Postretirement [Member]	Jun. 29, 2014 Successor [Member] Postretirement [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member] Pension [Member]	Jun. 30, 2013 Predecessor [Member] Pension [Member]	Nov. 06, 2013 Predecessor [Member] Pension [Member]	Dec. 30, 2012 Predecessor [Member] Pension [Member]	Jan. 01, 2012 Predecessor [Member] Pension [Member]	Jun. 30, 2013 Predecessor [Member] Postretirement [Member]	Jun. 30, 2013 Predecessor [Member] Postretirement [Member]	Nov. 06, 2013 Predecessor [Member] Postretirement [Member]	Dec. 30, 2012 Predecessor [Member] Postretirement [Member]	Jan. 01, 2012 Predecessor [Member] Postretirement [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of period				$ 24,651		$ 24,315	$ 6,015		$ 6,206				$ 27,126	$ 27,126	$ 23,926			$ 6,666	$ 6,666	$ 6,461
Service cost				48	75	150	6	9	17			75	150	252	300	200	10	20	32	40	42
Interest cost				187	295	590	41	63	127			271	542	913	1,203	1,238	57	115	188	273	303
Actuarial (gain) loss				(408)			176							(2,111)	3,422				(596)	187
Benefits and expenses paid				(163)			(29)							(1,529)	(1,725)				(261)	(282)
Participant contributions				0			2							0	0				12	14
Employer implicit subsidy fulfilled				0			(5)							0	0				(26)	(27)
Projected benefit obligation at end of period				24,315			6,206							24,651	27,126	23,926			6,015	6,666	6,461
Components of net periodic benefit costs [Abstract]
Service cost				48	75	150	6	9	17			75	150	252	300	200	10	20	32	40	42
Interest cost				187	295	590	41	63	127			271	542	913	1,203	1,238	57	115	188	273	303
Expected return on plan assets				(246)	(406)	(812)	0	0	0			(340)	(680)	(1,140)	(1,275)	(1,324)	0	0	0	0	0
Amortization of prior service cost				0	0	0	0	0	0			0	0	0	0	0	(114)	(228)	(383)	(457)	(457)
Amortization of unrecognized (gain) loss		0	0	0	0	0	0	0	0	(131)	(262)	131	262	432	382	82	0	0	0	0	0
Net periodic benefit cost				(11)	(36)	(72)	47	72	144			137	274	457	610	196	(47)	(93)	(163)	(144)	(112)
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of period				19,981		20,290	0		0				18,241	18,241	16,498			0	0	0
Actual return on plan assets				472			0							2,121	2,353				0	0
Employer contributions				0			27							1,148	1,115				249	268
Employer implicit subsidy contribution				0			5							0	0				26	27
Participant contributions				0			2							0	0				12	14
Employer implicit subsidy fulfilled				0			(5)							0	0				(26)	(27)
Benefits paid				(123)			(29)							(1,324)	(1,402)				(261)	(282)
Expenses paid				(40)			0							(205)	(323)				0	0
Fair value of plan assets at end of period				20,290			0							19,981	18,241	16,498			0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial (gain) loss				(634)			176							(7,843)	2,343	2,640			922	187	23
Amortization of net actuarial loss				0			0							(452)	(383)	(83)			0	0	0
Amortization of prior service credit				0			0							0	0	0			383	457	457
Other adjustment				0			0							0	43	(240)			0	0	0
Total recognized in other comprehensive income				(634)			176							(8,295)	2,003	2,317			1,305	644	480
Reconciliation of funded status [Abstract]
Benefit obligation at end of period				(24,315)			(6,206)							(24,651)	(27,126)	(23,926)			(6,015)	(6,666)	(6,461)
Fair value of assets at end of period				20,290			0							19,981	18,241	16,498			0	0	0
Funded status				(4,025)			(6,206)							(4,670)	(8,885)				(6,015)	(6,666)
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate				5.00%		5.00%			4.47%					4.85%		5.70%			3.60%
Rate of increase in future compensation levels				0.00%		0.00%			0.00%					0.00%		0.00%			0.00%
Expected return on assets						8.00%			0.00%
Current year trend						0.00%			7.75%
Ultimate year trend						0.00%			4.75%
Year of ultimate trend	2025
Unrecognized prior service cost				0			0							0	0				0	(1,525)
Unrecognized actuarial (gain) loss				(634)			176							0	8,294				0	220
Net accrued benefit cost				(4,659)			(6,030)							(4,670)	(591)				(6,015)	(7,971)
Balance sheet presentation [Abstract]
Accrued liabilities				0			403							0	0				79	423
Pension and other postretirement benefit obligations				4,025			5,803							4,670	8,885				5,936	6,243
Accumulated other comprehensive income				634			(176)							0	(8,294)				0	1,305
Net accrued benefit cost				4,659			6,030							(4,670)	591				6,015	7,971
Comparison of obligations to plan assets [Abstract]
Projected benefit obligation				24,315			6,206							24,651	27,126				6,015	6,666
Accumulated benefit obligation				24,315			6,206							24,651	27,126				6,015	6,666
Fair value of plan assets				$ 20,290			$ 0							$ 19,981	$ 18,241				$ 0	$ 0